CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Common Stock, Shares Authorized	220,000,000	220,000,000	220,000,000	220,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	69,435,198	67,975,761	51,288,477	43,838,282
Common Stock, Shares, Outstanding	69,435,198	67,975,761	51,288,477	43,838,282